Public Offerings (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Issuances of Common Shares

The following table summarizes the issuances of common shares over the three years ending December 31, 2013:

Date	Number of Common Shares Issued		Offering Price (Per Share)	Gross Proceeds	Net Proceeds	Teekay’s Ownership After the Offering	Use of Proceeds
February 2011	9,890,000		$11.33	112,054	107,105	26.0%	Prepayment of revolving credit facilities
February 2012	17,250,000		$4.00	69,000	65,771	20.4%	Prepayment of revolving credit facilities
June 2012	4,464,286	(1)	$4.11	18,348	18,348	24.6%	Acquisition of conventional tankers

(1)	Represents unregistered shares Class A common stock issued to Teekay as partial consideration for the Company’s acquisition of the 2012 Acquired Business, which had an approximate value of $25.0 million when the purchase price was agreed between the two parties. Proportion of the voting power held by Teekay Corporation at December 31, 2013 was 53.1%. Please refer to Item 7 – Major Shareholders and Related Parties.